UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, Ohio 45244

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 06/30/2026

Date of reporting period: 12/31/2025

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the IMS Capital Value Fund (the “Value Fund”) and the IMS Strategic Income Fund (the “Income Fund”), each a series of the 360 Funds (the “registrant”), for the period ended December 31, 2025 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

IMS Capital Value Fund	SEMI-ANNUAL REPORT

Institutional Class (IMSCX)

December 31, 2025 (Unaudited)

This semi-annual report to shareholders contains important information of the IMS Capital Value Fund (the “Value Fund”) for the six months ended December 31, 2025. You can find the Value Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at http://www.imsfunds.com/resources/. You can also request this information without charge by contacting the Value Fund at (877) 244-6235. This report describes material changes to the Fund that occurred during the reporting period.

What were the Value Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$94	1.77%

How has the Value Fund performed during the past 10 years?

Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Class shares	17.02%	12.28%	11.05%
S&P 500® Total Return Index	17.88%	14.42%	14.81%

The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on the Value Fund distributions or on the redemption of the Value Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.

How has the Value Fund changed?

On August 26, 2025, Pinnacle Wealth Advisors, Inc. ("Pinnacle"), an Oregon corporation, agreed to acquire IMS Capital Management, Inc. ("IMS Capital"), an Oregon corporation and the former investment adviser to the Value Fund, effective as of September 30, 2025. Pinnacle now serves as the investment adviser to the Value Fund effective October 1, 2025.

What are some Value Fund statistics?

Fund Statistics
Total Net Assets	$55,461,783	Investment Advisory Fees Paid	$330,711
Number of Portfolio Holdings	30	Portfolio Turnover Rate	0.00%

What did the Value Fund invest in?

Sector Allocation (as a % of Portfolio)
Information Technology Communication Services	30.48% 21.65%	Health Care Utilities	4.81% 2.99%
Consumer Discretionary	15.40%	Cash & Cash Equivalents	1.97%
Financials	14.11%	Energy	1.79%
Industrials	5.71%	Consumer Staples	1.09%

Top Ten Holdings (as a % of Net Assets)
Meta Platforms, Inc. – Class A Alphabet, Inc. – Class C	9.76% 9.05%	Amazon.com, Inc. Microsoft Corp.	6.06% 4.53%
Wells Fargo & Co.	7.23%	Dutch Bros., Inc. – Class A	4.19%
NVIDIA Corp.	6.73%	Apple, Inc.	3.92%
Broadcom, Inc.	6.37%	UnitedHealth Group, Inc.	3.32%

IMS Capital Value Fund	SEMI-ANNUAL REPORT

Institutional Class (IMSCX)

December 31, 2025 (Unaudited)

Householding

To reduce the Value Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Value Fund documents not be householded, please contact the Value Fund at (877) 244-6235 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Value Fund.

IMS Strategic Income Fund	SEMI-ANNUAL REPORT

Institutional Class (IMSIX)

December 31, 2025 (Unaudited)

This semi-annual report to shareholders contains important information of the IMS Strategic Income Fund (the “Income Fund”) for the six months ended December 31, 2025. You can find the Income Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at http://www.imsfunds.com/resources/. You can also request this information without charge by contacting the Income Fund at (877) 244-6235. This report describes material changes to the Fund that occurred during the reporting period.

What were the Income Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$101	1.97%

How has the Income Fund performed during the past 10 years?

Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Class shares	8.82%	2.47%	1.34%
Bloomberg Barclays U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

The Bloomberg Barclays U.S. Aggregate Bond Index is a widely used indicator of the bond market. The index is market capitalization-weighted and is made up of U.S. bonds that are primarily investment grade and has a greater number of securities than is found in the Income Fund’s portfolio.

The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on the Income Fund distributions or on the redemption of the Income Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.

How has the Income Fund changed?

On August 26, 2025, Pinnacle Wealth Advisors, Inc. ("Pinnacle"), an Oregon corporation, agreed to acquire IMS Capital Management, Inc. ("IMS Capital"), an Oregon corporation and the former investment adviser to the Income Fund, effective as of September 30, 2025. Pinnacle now serves as the investment adviser to the Income Fund effective October 1, 2025.

What are some Income Fund statistics?

Fund Statistics
Total Net Assets	$12,570,170	Investment Advisory Fees Paid	$16,245
Number of Portfolio Holdings	26	Portfolio Turnover Rate	271.89%

What did the Income Fund invest in?

Investment Category Allocation (as a % of Portfolio)
Corporate Bonds	57.94%	Structured Notes	15.84%
Common Stock	17.05%	Cash & Cash Equivalents	9.17%

Top Ten Holdings (as a % of Net Assets)
Federated Hermes Government Obligations Fund Staples, Inc. (Corporate Bond)	8.16% 5.83%	Bank of Montreal (Structured Note) Societe Generale SA (Structured Note)	4.72% 4.61%
Royal Caribbean Cruises Ltd. (Corporate Bond)	5.51%	Ford Motor Co. (Corporate Bond)	4.42%
Service Properties Trust (Corporate Bond)	5.44%	Occidental Petroleum Corp. (Corporate Bond)	4.24%
Navient Corp. (Corporate Bond)	4.91%	Bausch Health Cos, Inc. (Corporate Bond)	4.12%

IMS Strategic Income Fund	SEMI-ANNUAL REPORT

Institutional Class (IMSIX)

December 31, 2025 (Unaudited)

Householding

To reduce Income Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Income Fund documents not be householded, please contact the Income Fund at (877) 244-6235 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Income Fund.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Semi-Annual Financial Statements and Additional Information filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies:

IMS Capital Value Fund

IMS Strategic Income Fund

Semi-Annual Financial Statements and Other Information

December 31, 2025

Fund Adviser:

Pinnacle Wealth Advisors, Inc.

9200 SE Sunnybrook Blvd.

Suite 170

Portland, OR 97086

Toll Free (800) 934-5550

IMPORTANT NOTE: The U.S. Securities and Exchange Commission (the “SEC”) adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual reports (the "Reports"). The Reports are now streamlined to highlight key information about the Funds. Certain information previously included in the Reports, including the Funds' financial statements, will no longer appear in the Reports, but will be available online within the Annual and Semi-Annual Financial Statements and Other Information, delivered free of charge, and filed with the SEC.

IMS CAPITAL VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

COMMON STOCK - 98.14%	Shares	Value

Communication Services - 21.68%
Alphabet, Inc. - Class C	16,000	$5,020,800
Meta Platforms, Inc. - Class A	8,200	5,412,738
Verizon Communications, Inc.	39,000	1,588,470
		12,022,008
Consumer Discretionary - 15.42%
Amazon.com, Inc. (a)	14,560	3,360,739
Dutch Bros., Inc. - Class A(a)	37,980	2,325,136
Starbucks Corp.	18,562	1,563,106
Tesla, Inc.(a)	2,900	1,304,188
		8,553,169
Consumer Staples - 1.09%
Costco Wholesale Corp.	700	603,638

Energy - 1.79%
Diamondback Energy, Inc.	6,600	992,178

Financials - 14.13%
Bank of America Corp.	27,900	1,534,500
Charles Schwab Corp.	11,530	1,151,962
U.S. Bancorp	21,390	1,141,371
Wells Fargo & Co.	43,000	4,007,600
		7,835,433
Health Care - 4.81%
Johnson & Johnson	4,000	827,800
UnitedHealth Group, Inc.	5,579	1,841,684
		2,669,484
Industrials - 5.72%
Caterpillar, Inc.	2,900	1,661,323
General Electric Co.	4,900	1,509,347
		3,170,670
Information Technology - 30.51%
Apple, Inc.	8,000	2,174,880
Applied Materials, Inc.	3,000	770,970
Arista Networks, Inc.(a)	5,700	746,871
Broadcom, Inc.	10,200	3,530,220
Marvell Technology, Inc.	7,600	645,848
Microsoft Corp.	5,200	2,514,824
NVIDIA Corp.	20,000	3,730,000
Palo Alto Networks, Inc.(a)	7,800	1,436,760
QUALCOMM, Inc.	5,388	921,617
Texas Instruments, Inc.	2,600	451,074
		16,923,064
Utilities - 2.99%
Hawaiian Electric Industries, Inc.(a)	30,000	369,000
Vistra Corp.	8,000	1,290,640
		1,659,640

TOTAL COMMON STOCK (Cost $27,326,192)		54,429,284

IMS CAPITAL VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

MONEY MARKET FUND - 1.97%	Shares	Value

Federated Hermes Government Obligations Fund - Institutional Shares, 3.62% (b)	1,091,307	$1,091,307

TOTAL MONEY MARKET FUND (Cost $1,091,307)		1,091,307

INVESTMENTS AT VALUE (Cost $28,417,499) - 100.11%		$55,520,591

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.11%)		(58,808)

NET ASSETS - 100.00%		$55,461,783

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Rate shown represents the 7-day effective yield at December 31, 2025, is subject to change and resets daily.

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

COMMON STOCK - 15.18%	Shares	Value

Consumer Staples - 5.67%
Altria Group, Inc.	4,100	$236,406
Keurig Dr Pepper, Inc.	8,500	238,085
McCormick & Co., Inc.	3,500	238,385
		712,876
Financials - 1.95%
F&G Annuities & Life, Inc.	246	7,589
Old Republic International Corp.	5,200	237,328
		244,917
Health Care - 1.89%
Bristol-Myers Squibb Co.	4,400	237,336

Industrials - 1.87%
Owens Corning	2,100	235,011

Information Technology - 1.84%
Cisco Systems, Inc.	3,000	231,090

Materials - 1.96%
Air Products and Chemicals, Inc.	1,000	247,020

TOTAL COMMON STOCK (Cost $1,922,817)		1,908,250

CORPORATE BONDS - 51.57%	Principal Amount

Bausch Health Cos, Inc., 11.000%, Due 9/30/2028 - Canada(a)	$500,000	517,920
DISH DBS Corp., 7.750%, due 07/01/2026	400,000	395,131
Enterprise Products Operating LLC, 7.099%, due 08/16/2077(b)	326,000	325,360
Ford Motor Co., 4.750%, due 01/15/2043	700,000	555,854
Navient Corp., 5.625%, due 08/01/2033	675,000	617,173
Nordstrom, Inc., 5.000%, due 01/15/2044	650,000	486,069
Occidental Petroleum Corp., 6.450%, due 09/15/2036	500,000	532,982
Paramount Global, 4.900%, due 08/15/2044	700,000	503,946
Royal Caribbean Cruises Ltd., 3.700%, due 03/15/2028 - Liberia	700,000	692,261
Service Properties Trust, 3.950%, due 01/15/2028	725,000	684,431
Staples, Inc., 10.750%, due 04/15/2027(a)	750,000	733,125
Verizon Communications, Inc., 3.000%, due 11/20/2060	750,000	438,764

TOTAL CORPORATE BONDS (Cost $6,687,164)		6,483,016

STRUCTURED NOTES - 14.10%

Bank of Montreal Callable Barrier Notes - Series G, 6.000%, due 07/17/2028 - Canada(b),(c),(g)	600,000	593,160
Citigroup Global Markets Holdings, Inc. Callable Range Accrual Notes, 7.000%, due 04/16/2035(b),(d),(g)	190,000	181,032
JPMorgan Chase Financial Co. LLC Callable Range Accrual Notes, 5.859%, due 02/26/2036 (b),(e),(g)	500,000	418,200
Societe Generale SA Callable Fixed to Floating Rate CMS and Index Linked Notes, 10.000%, due 10/31/2038 - France(b),(f),(g)	550,000	579,370

TOTAL STRUCTURED NOTES (Cost $1,828,149)		1,771,762

IMS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

MONEY MARKET FUND - 8.16%	Shares	Value

Federated Hermes Government Obligations Fund - Institutional Shares, 3.62%(h)	1,025,969	$1,025,969

TOTAL MONEY MARKET FUND (Cost $1,025,969)		1,025,969

INVESTMENTS AT VALUE (Cost $11,464,099) - 89.01%		$11,188,997

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 10.99%		1,381,173

NET ASSETS - 100.00%		$12,570,170

Percentages are stated as a percent of net assets.

(a)  Security exempted from registration under Rule 144A of the Securities Act of 1933 and deemed a restricted security.  The security may be resold in transactions exempt from registration, normally to qualified institutional investors.  As of December 31, 2025, these securities amounted to $1,251,045 representing 9.95% of total net assets. See Note 11 in the Notes to the Financial Statements.

(b)  Variable rate security. Rate shown represents the rate in effect at December 31, 2025.

(c) The notes will pay a Contingent Coupon on each Contingent Coupon Payment Date at the Contingent Interest Rate of 1.50% per quarter (approximately 6.00% per annum) if the closing level of each of the NASDAQ 100® Index and the Russell 2000® Index (each, a "Reference Asset" and, collectively, the "Reference Assets") Reference Asset on the applicable quarterly Observation Date is greater than its Coupon Barrier Level. However, if the closing level of any Reference Asset is less than or equal to its Coupon Barrier Level on an Observation Date, the notes will not pay the Contingent Coupon for that Observation Date.

(d) Contingent interest will accrue on the notes during each accrual period at 7.00% per annum only for each elapsed day during that accrual period on which the accrual condition is satisfied. The accrual condition will be satisfied on an elapsed day only if (i) the CMS spread is greater than the CMS spread barrier (meaning that CMS30 is greater than CMS2) on that day and (ii) the closing level of each underlying index, the Russell 2000® Index and Dow Jones Industrial AverageTM, on that day is greater than or equal to its accrual barrier level.

(e) The interest rate during the Initial Interest Periods from the Original Issue Date of the notes and ending on but excluding February 26, 2022 shall be 9.00% per annum. After the Initial Interest Periods, interest will accrue for each other Interest Period, at a per annum rate equal to the Spread (the 30-Year ICE Swap Rate minus the 2-Year ICE Swap Rate) on the applicable Determination Date for such Interest Period multiplied by the Multiplier, provided that the Closing Level of each Index, the S&P 500® Index and EURO STOXX® 50 Index, on each Accrual Determination Date during such Interest Period is greater than or equal to its Minimum Index Level (for each Index, 70.00% of its Initial Value), and subject to the Maximum Interest Rate of 9.00% and the Minimum Interest Rate of 0.00%.

(f) The interest rate during the first five years is a fixed rate of 10.00% per annum and after the first five years to maturity or early redemption by the issuer, at the Variable Coupon Rate per annum described below, subject to the Maximum Coupon Rate of 10.00% per annum and the Minimum Coupon Rate of 0.00% per annum.  The Variable Coupon Rate for each Coupon Period will be linked to the Reference Rate for that period, which is the difference between the 30 Year USD SOFR ICE Swap Rate and 2 Year USD SOFR ICE Swap Rate.

(g) This security is currently valued by Pinnacle Wealth Advisors, Inc. (the "Adviser") using fair valuation procedures approved by the Board of Trustees under the oversight of the Fair Valuation Committee.  The aggregate value of such securities is $1,771,762 which represents 14.10% of net assets.

(h) Rate shown represents the 7-day effective yield at December 31, 2025, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

CMS - Constant Maturity Swap

DBS - Direct Broadcast Satellite

Ltd. - Limited

LLC - Limited Liability Corporation

SA - Societe Anonyme

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025 (Unaudited)

	IMS Capital Value Fund	IMS Strategic Income Fund
Assets:
Investments in securities:
At cost	$28,417,499	$11,464,099
At value	$55,520,591	$11,188,997
Receivables:
Interest	466	155,602
Dividends	12,887	49,347
Fund shares sold	7,000	—
Investments sold	—	1,183,457
Prepaid expenses	10,837	13,605
Total assets	55,551,781	12,591,008

Liabilities:
Payables:
Due to Adviser	57,315	2,095
Due to administrator, fund accountant and transfer agent	20,936	7,736
Accrued trustee fees	2,272	2,272
Accrued expenses	9,475	8,735
Total liabilities	89,998	20,838
Commitments and contingencies(a)	—	—
Net Assets	$55,461,783	$12,570,170

Net Assets consist of:
Paid-in capital	$27,351,100	$39,374,859
Total distributable earnings (accumulated deficit)	28,110,683	(26,804,689)
Total Net Assets	$55,461,783	$12,570,170

Shares outstanding (unlimited number of shares authorized, no par value)	1,400,398	6,253,934
Net asset value and offering price per share	$39.60	$2.01
Minimum redemption price per share(b)	$39.40	$2.00

(a) See Note 13 in the Notes to Financial Statements.

(b) A redemption fee of 0.50% will be assessed on shares of the Fund that are redeemed within 90 days of purchase.

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2025 (Unaudited)

	IMS Capital Value Fund	IMS Strategic Income Fund

Investment income:
Dividends (net of foreign withholding taxes of $0 and $450, respectively)	$291,743	$291,121
Interest	7,181	341,161
Total investment income	298,924	632,282

Expenses:
Investment Adviser fees(a)	330,711	79,010
Accounting, administration and transfer agent fees and expenses(a)	83,939	43,086
Printing expenses	12,088	10,584
Legal expenses	10,688	11,789
Trustee fees and expenses	8,571	8,571
Audit expenses	6,554	6,554
Interest expenses	5,372	1,023
Custodian expenses	4,839	3,224
Miscellaneous expenses	4,789	4,302
Compliance fees(a)	4,540	4,540
Insurance expenses	4,490	1,130
Shareholder networking fees	3,025	806
Pricing expenses	2,522	7,212
Registration expenses	2,478	4,227
Total expenses	484,606	186,058
Plus: Expenses recouped (Less: fees waived/expenses reimbursed) by Adviser(a)	—	(62,765)
Net expenses	484,606	123,293

Net Investment Income (Loss)	(185,682)	508,989

Realized and unrealized gain (loss) on investment securities:
Net realized gain (loss) on investment securities	1,237,540	(393,078)
Reimbursement from affiliate of net realized loss from Compliance breach(a)	55,226	—

Change in unrealized appreciation on investment securities	4,541,910	335,200

Net realized and unrealized gain (loss) on investment securities	5,834,676	(57,878)

Net Increase in Net Assets Resulting from Operations	$5,648,994	$451,111

(a) See Note 4 in the Notes to Financial Statements.

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2025
(Unaudited)
Increase (decrease) in cash:
Cash flows from operating activities:
Increase in net assets resulting from operations	$451,111
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Accretion of discount/Amortization of premium, net	(16,781)
Purchase of investment securities	(31,933,810)
Proceeds from disposition of investment securities	33,493,809
Purchase of short-term investment securities	(14,190,218)
Proceeds from disposition of short-term investment securities	13,200,627
Decrease in dividends and interest receivable	2,742
Increase in receivables for securities sold	(1,183,457)
Increase in prepaid expenses	(3,733)
Decrease in accrued expenses	(9,615)
Net unrealized appreciation on investment securities	(335,200)
Net realized loss on investment securities	393,078
Net cash provided by operating activities	(131,447)

Cash flows from financing activities:
Proceeds from loan	1,756,917
Payments on loan	(1,756,917)
Proceeds from Fund shares sold	437,631
Payment on Fund shares redeemed	(304,459)
Cash distributions paid	(1,725)
Net cash used for financing activities	131,447

Net increase in cash	$—

Cash:
Beginning of year	$—
End of Year	$—

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of distributions of $490,115.

Interest paid by the Fund for outstanding balances on the line of credit amounted to $1,023.

See accompanying notes which are an integral part of these financial statements.

IMS CAPITAL VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2025	For the Year Ended June 30, 2025
	(Unaudited)
Increase in Net Assets due to:
Operations:
Net investment loss	$(185,682)	$(195,741)
Net realized gain on investment securities	1,237,540	1,907,598
Change in unrealized appreciation on investment securities	4,541,910	3,604,579
Net increase in net assets resulting from operations	5,593,768	5,316,436

Distributions to shareholders from:
Distributable earnings	(1,907,599)	(2,817,541)
Total Distributions	(1,907,599)	(2,817,541)

Capital share transactions:
Proceeds from shares purchased	636,410	2,060,631
Reinvestment of distributions	1,905,584	2,815,791
Amount paid for shares redeemed	(2,681,124)	(6,836,053)
Proceeds from redemption fees	1,337	667
Net decrease in net assets from share transactions	(137,793)	(1,958,964)

Total Increase in Net Assets	3,548,376	539,931

Net Assets:
Beginning of year/period	$51,858,181	51,318,250

End of year/period	$55,406,557	$51,858,181

Capital Share Transactions
Shares purchased	16,100	56,690
Shares issued in reinvestment of distributions	48,414	78,151
Shares redeemed	(68,990)	(193,551)
Net decrease in capital shares	(4,476)	(58,710)

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2025	For the Year Ended June 30, 2025
	(Unaudited)
Increase in Net Assets due to:
Operations:
Net investment income	$508,989	$780,309
Net realized loss on investment securities	(393,078)	(436,938)
Change in unrealized appreciation on investment securities	335,200	355,997
Net increase in net assets resulting from operations	451,111	699,368

Distributions to shareholders from:
Distributable earnings	(491,840)	(902,932)
Total Distributions	(491,840)	(902,932)

Capital share transactions:
Proceeds from shares purchased	437,631	384,196
Reinvestment of distributions	490,115	899,058
Amount paid for shares redeemed	(304,496)	(1,953,682)
Proceeds from redemption fees	37	15
Net increase (decrease) in net assets from share transactions	623,287	(670,413)

Total Increase (Decrease) in Net Assets	582,558	(873,977)

Net Assets:
Beginning of year/period	$11,987,612	12,861,589

End of year/period	$12,570,170	$11,987,612

Capital Share Transactions
Shares purchased	216,673	190,588
Shares issued in reinvestment of distributions	243,107	442,150
Shares redeemed	(150,816)	(961,806)
Net increase (decrease) in capital shares	308,964	(329,068)

See accompanying notes which are an integral part of these financial statements.

IMS CAPITAL VALUE FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year/period

	For the
	Six Months Ended		For the Years Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)

Net Asset Value, Beginning of Year/period	$36.91		$35.06	$26.33	$20.28	$30.88	$22.50

Investment Operations:
Net investment loss	(0.13)		(0.14)	(0.11)	(0.22)	(0.30)	(0.18)
Net realized and unrealized gain (loss) on investments	4.23		3.96	8.84	6.27	(6.76)	9.13
Total from investment operations	4.10		3.82	8.73	6.05	(7.06)	8.95

Less Distributions to Shareholders:
From net investment income	—		—	—	—	—	(0.04)
From net realized capital gains	(1.41)		(1.97)	—	—	(3.54)	(0.53)
Total distributions	(1.41)		(1.97)	—	—	(3.54)	(0.57)

Paid in capital from redemption fees(a),(b)	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Year/period	$39.61		$36.91	$35.06	$26.33	$20.28	$30.88

Total Return(c)	11.12	%(e)(g)	11.05%	33.16%	29.83%	(26.27)%	40.16%

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$55,462		$51,858	$51,318	$40,772	$34,078	$45,354

Ratio of expenses to average net assets:(d)	1.77	%(f)	1.80%	1.85%	1.96%	1.82%	1.85%

Ratio of expenses to average net assets before recoupment, waiver and/or reimbursement:(d)	1.77	%(f)	1.80%	1.84%	1.98%	1.82%	1.85%

Ratio of net investment loss to average net assets:(d)	(0.68	)%(f)	(0.38)%	(0.35)%	(0.87)%	(1.10)%	(0.69)%
Ratio of net investment loss to average net assets before recoupment, waiver and/or reimbursement:(d)	(0.68	)%(f)	(0.38)%	(0.34)%	(0.89)%	(1.10)%	(0.69)%

Portfolio turnover rate	0.00	%(e)	70.05%	20.76%	22.21%	37.16%	79.58%

(a)	The average shares method was used to calculate redemption fees.
(b)	Represents less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	The ratios include 0.02% of interest expense during the six months ended December 31,2025, 0.03% of interest expense during the year ended June 30, 2025, 0.01% during the years ended June 30, 2024, June 30, 2023, and June 30, 2021 and 0.002% during the year ended June 30, 2022.
(e)	Not annualized.
(f)	Annualized.
(g)	In 2025, 0.11% of the Fund’s total return consists of a voluntary reimbursement from affiliate for a realized investment loss due to a compliance breach. Excluding this item, total return would have been 11.01%.

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year/period

	For the
	Six Months Ended		For the Years Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)

Net Asset Value, Beginning of Year/period	$2.02		$2.05	$2.06	$2.08	$2.78	$2.30

Investment Operations:
Net investment income	0.08		0.13	0.16	0.15	0.18	0.15
Net realized and unrealized gain (loss) on investments	(0.01)		(0.01)	(0.03)	(0.02)	(0.71)	0.49 (a)
Total from investment operations	0.07		0.12	0.13	0.13	(0.53)	0.64

Less Distributions to Shareholders:
From net investment income	(0.08)		(0.15)	(0.14)	(0.15)	(0.17)	(0.16)
Total distributions	(0.08)		(0.15)	(0.14)	(0.15)	(0.17)	(0.16)

Paid in capital from redemption fees(b)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net Asset Value, End of Year/period	$2.01		$2.02	$2.05	$2.06	$2.08	$2.78

Total Return(d)	3.52	% (f)	6.06%	6.53%	6.42%	(20.06)%	28.53%

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$12,570		$11,988	$12,862	$11,980	$11,713	$15,188

Ratio of expenses to average net assets:(e)	1.97	%(g)	2.02%	1.99%	1.98%	1.96%	1.95%

Ratio of expenses to average net assets before waiver & reimbursement:(e)	2.97	%(g)	3.03%	2.99%	3.20%	2.77%	2.87%

Ratio of net investment income to average net assets:(e)	8.12	%(g)	6.32%	8.01%	6.97%	6.85%	5.88%
Ratio of net investment income to average net assets before waiver & reimbursement:(e)	7.12	%(g)	5.32%	7.01%	5.76%	6.03%	4.96%

Portfolio turnover rate	271.89	%(f)	266.79%	530.27%	493.36%	477.02%	531.13%

(a)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net assets value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of subscriptions and redemptions in relation to fluctuating market values.
(b)	The average shares method was used to calculate redemption fees.
(c)	Represents less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(e)	The ratios include 0.02% of interest expense during the six months ended December 31, 2025, 0.07% of interest expense during the year ended June 30, 2025, 0.04% during the year ended June 30, 2024, 0.03% for the year ended June 30, 2023, 0.01% for the year ended June 30, 2022 and 0.002% for the year ended June 30, 2021.
(f)	Not annualized.
(g)	Annualized.

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2025 (Unaudited)

NOTE 1. ORGANIZATION

The IMS Family of Funds (the “Funds”), comprising the IMS Capital Value Fund (the “Value Fund”) and the IMS Strategic Income Fund (the “Income Fund”), were each organized as a diversified series of 360 Funds (the “Trust”) on June 20, 2014. The Trust was organized on February 24, 2005, as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The investment objective of the Value Fund is to provide long-term growth from capital appreciation and secondarily, income from dividends. The investment objective of the Income Fund is to provide current income and secondarily, capital appreciation.

IMS Capital Management, Inc. (“IMSCM”) served as the Funds’ investment adviser through September 30, 2025. The Board of Trustees (the “Board”) was notified that IMSCM completed a merger with another investment adviser and the transaction’s closing date was on September 30, 2025 (the "Closing Date"). The investment advisory agreement was approved at the August 26, 2025 special meeting of the Board. Upon closing, the Investment Advisory Agreement between the Funds and IMSCM would terminate due to a change in control of IMSCM that resulted in the assignment of the Investment Advisory Agreement under federal securities laws. IMSCM recommended that Pinnacle Wealth Advisors, Inc. (the “Adviser") take over management of the Funds under a new investment advisory agreement, effective on the Closing Date, or that the Funds be liquidated on that date. The Board considered the Funds’ options and voted unanimously to approve an investment advisory agreement (the “New Agreement”) with Pinnacle Wealth Advisors, Inc., subject to shareholder approval. At a special meeting of shareholders held on September 30, 2025, shareholders voted to approve the Adviser to serve as investment adviser to the Funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

Management has evaluated the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2023, June 30, 2024 and June 30, 2025) and expected to be taken during the year ending June 30, 2026, and has concluded that no provision for income tax is required in these financial statements. As of and during the six months ended December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the six months ended December 31, 2025, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years prior to 2022.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Board of Trustees (the “Board”).

Security Transactions and Related Income – Each Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (“REITS”) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Dividends and Distributions – The Income Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis. The Value Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values (“NAV”) per share of the Funds.

For the six months ended December 31, 2025, the Funds made no reclassifications to increase (decrease) the components of net assets.

Segment Reporting – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES (continued)

In connection with the adoption of ASU 2023-07, the Funds’ Adviser has been designated as the Funds’ CODM, who is responsible for assessing the performance of each Fund’s single segment and deciding how to allocate each segment’s resources. To perform this function, the CODM reviews the information in the Funds’ Financial Statements.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using a Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange. A description of the valuation techniques applied to each Fund’s major categories of assets measured at fair value on a recurring basis follows:

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

Equity securities, including common stock, real estate investment trusts, and preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.

Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, municipal bonds, structured notes and foreign bonds denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 2 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Valuation Committee, defined below. These securities will be categorized as Level 3 securities. The Adviser has used inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The SEC adopted Rule 2a-5 under the 1940 Act, which established an updated regulatory framework for registered investment company fair valuation practices. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

The Funds’ policies regarding fair value pricing are intended to result in a calculation of a Fund’s NAV that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Funds’ normal pricing procedure and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Funds’ use of fair value pricing. These securities will be categorized as Level 3 securities.

The following is a summary of the inputs used to value the Value Fund’s investments as of December 31, 2025:

	Valuation Inputs
Investments at Value	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stock*	$54,429,284	$—	$—	$54,429,284
Money Market Securities	1,091,307	—	—	1,091,307
Total	$55,520,591	$—	$—	$55,520,591

* Refer to the Schedule of Investments for industry classifications.

The following is a summary of the inputs used to value the Income Fund’s investments as of December 31, 2025

	Valuation Inputs
Investments at Value	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stock*	$1,908,250	$—	$—	$1,908,250
Corporate Bonds	—	6,483,016	—	6,483,016
Structured Notes	—	—	1,771,762	1,771,762
Money Market Securities	1,025,969	—	—	1,025,969
Total	$2,934,219	$6,483,016	$1,771,762	$ 11,188,997

* Refer to the Schedule of Investments for industry classifications.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Value Fund and the Income Fund did not hold any derivative instruments during the reporting period. The Value Fund and the Income Fund recognize transfers between fair value hierarchy levels at the end of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2025	Realized gain	Amortization	Change in unrealized appreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2025
Structured Notes	$2,220,804	$2,750	$(440)	$98,648	$—	$(550,000)	$—	$—	$1,771,762
Total	$2,220,804	$2,750	$(440)	$98,648	$—	$(550,000)	$—	$—	$1,771,762

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of December 31, 2025:

Quantitative information about Level 3 fair value measurements
	Fair value at 12/31/2025	Valuation technique(s)	Unobservable input	Range
Structured Notes	$1,771,762	Vendor Pricing	Broker quotes(1)	$83.64-$105.34

(1) A significant increase in this input in isolation would result in a significantly higher fair value measurement. Unobservable inputs from the broker quotes were not included because the Income Fund does not develop the quantitative inputs and they are not readily available.

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2025 was $98,648 as shown below.

Total Change in Unrealized Appreciation
Structured Notes	$98,648
Total	$98,648

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Prior to September 30, 2025, the Funds had entered into an Investment Advisory Agreement (the "Advisory Agreement") with IMSCM. Pursuant to the Advisory Agreement, IMSCM managed the operations of the Funds and managed the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board. As compensation for the investment advisory services provided to the Funds, IMSCM received a monthly management fee equal to an annual rate of 1.21% and 1.26% of the Value Fund and Income Fund’s net assets, less any fee waivers. IMSCM was replaced as investment adviser to the Fund effective September 30, 2025. For the period from July 1, 2025 through September 30, 2025, IMSCM earned $224,521 and $53,984 of management fees from the Value Fund and Income Fund, respectively.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)

Prior to September 30, 2025, IMSCM had entered into an Expense Limitation Agreement (the “ELA”) with the Funds under which it had agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with GAAP, acquired funds fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, interest and dividend expense on securities sold short, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the 1940 Act) to not more than 1.95% through at least October 31, 2026. The Expense Limitation Agreement with IMSCM was terminated on September 30, 2025. For the period from July 1, 2025 through September 30, 2025, IMSCM waived advisory fees of $41,569.

Effective October 1, 2025, the Funds have entered into a New Agreement with the Adviser. Pursuant to the New Agreement, the Adviser manages the operations of the Funds and manages each Fund’s investments in accordance with the stated policies of each Fund. As compensation for the investment advisory services provided to the Funds, the Adviser will receive a monthly management fee equal to an annual rate of 1.21% and 1.26% of the Value Fund and Income Fund’s net assets, less any fee waivers. For the period from October 1, 2025 through December 31, 2025, the Adviser earned $106,190 and $25,026 in management fees from the Value Fund and Income Fund, respectively.

Effective October 1, 2025, the Adviser has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of Fund, if necessary, in an amount that limits the Funds' annual operating expenses (excluding interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.95% of the Funds' average daily net assets. For the period from October 1, 2025 through December 31, 2025, the Adviser waived advisory fees of $21,196. The current contractual agreement cannot be terminated before October 31, 2027, without the Board’s approval.

Subject to approval by the Funds' Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Funds within the three years following the month in which such waiver or reimbursement occurred, if the Funds can make the payment without exceeding the 1.95% expense limit.

Effective October 1, 2025, IMSCM is no longer entitled to reimbursement of any waived fees. The cumulative reimbursable amount of fees waived by the Adviser is $21,196 which can be recouped no later than June 30, 2029 from the Income Fund. There are no amounts recoupable from the Value Fund.

For the year ended June 30, 2025, the Value Fund had a compliance breach resulting in losses of $55,226 to the Value Fund. This loss was reimbursed by IMSCM during the six months ended December 31, 2025.

The Trust has entered into an Investment Company Services Agreement (the “Services Agreement”) with M3Sixty Administration, LLC (“M3Sixty”). Under the Services Agreement, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ compliance; and (j) maintaining shareholder account records.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)

For the six months ended December 31, 2025, the Funds incurred servicing fees, including out of pocket expenses, as follows:

Fund	Service Fees
Value Fund	$83,939
Income Fund	$43,086

The Funds have also entered into a CCO Service Agreement (the “CCO Agreement”) with M3Sixty to provide Chief Compliance Officer (“CCO”) services to the Funds. For the six months ended December 31, 2025, the Funds incurred CCO servicing fees as follows:

Fund	CCO Service Fees
Value Fund	$4,540
Income Fund	$4,540

Certain officers and a Trustee of the Trust are also employees and officers of M3Sixty.

Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made to the Distributor by the Funds for the six months ended December 31, 2025.

The Distributor is not affiliated with the Adviser. The Distributor is an affiliate of M3Sixty.

NOTE 5. LINE OF CREDIT

During the six months ended December 31, 2025, each Fund entered into an agreement with The Huntington National Bank, the custodian of the Funds’ investments, to open secured lines of credit secured by the Funds’ investments. Borrowings under this agreement bear interest at secured overnight financing rate (“SOFR”) plus 1.500%. Maximum borrowings for each Fund are lesser of $2,000,000 or 10% of the Fund’s daily investments at value. Total borrowings for the Funds cannot exceed $2,000,000 at any time. The current agreement expires on August 30, 2026.

Borrowing information as-of and during the six months ended December 31, 2025 were as follows:

	Value Fund	Income Fund
Maximum available bank line of credit as of December 31, 2025	$2,000,000	$1,118,900
Average borrowings for the period	$542,324	$178,084
Average interest rate for the period	6.596%	6.073%
Highest balance drawn during the period	$724,222	$848,070
Interest rate at December 31, 2025	6.124%	6.124%
Interest expense during the six months ended December 31, 2025	$5,372	$1,023
Line of credit borrowing at December 31, 2025	$—	$—

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)

NOTE 6. INVESTMENTS

For the six months ended December 31, 2025 purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	Value Fund	Income Fund
Purchases	$—	$31,933,810
Sales	$2,997,982	$33,493,809

The Value Fund had no U.S. Government security transactions during the six months ended December 31, 2025. The Income Fund’s cost of purchases and proceeds from sales of U.S. Government securities during the six months ended December 31, 2025, were $0 and $1,909,543, respectively.

As of December 31, 2025, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Value Fund	Income Fund
Gross Appreciation	$27,215,414	$115,596
Gross (Depreciation)	(112,322)	(390,698)
Net Appreciation (Depreciation) on Investments	$27,103,092	$(275,102)
Tax Cost	$28,417,499	$11,464,099

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, NFS LLC (“NFS”) and Charles Schwab & Co., Inc. (“Schwab”) held, for the benefit of their customers, greater than 25% of the Funds’ voting securities. As a result, both NFS and Schwab may be deemed to control the Funds. The percentages of voting securities of the Funds held by NFS and Schwab as of December 31, 2025 were as follows:

	Value Fund	Income Fund
NFS	39.92%	38.24%
Schwab	39.32%	55.40%

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

Value Fund – For the six months ended December 31, 2025, the Value Fund paid distributions totaling $1.407 per share and for the year ended June 30, 2025, the Value Fund paid distributions totaling $1.975 per share.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS (continued)

The tax characterization of distributions for the six months ended December 31, 2025, were as follows:

Distributions paid from:	Six Months Ended December 31, 2025
Long-Term Capital Gains	$1,907,599
Total Distributions paid	$1,907,599

Income Fund – For the six months ended December 31, 2025, the Income Fund paid monthly distributions totaling $0.080 per share and for the year ended June 30, 2025, the Income Fund paid monthly distributions totaling $0.150 per share.

The tax characterization of distributions for the fiscal year ended June 30, 2025 and for the fiscal year ended June 30, 2024, were as follows:

Distributions paid from:	Six Months Ended December 31, 2025	Fiscal Year Ended June 30, 2025
Ordinary Income	$491,840	$902,932
Total Distributions paid	$491,840	$902,932

The Funds’ distributable earnings are determined only at fiscal year end. As of June 30, 2025, the Fund’s most recent fiscal year end, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Value Fund	Income Fund
Undistributed net investment income	$—	$23,401
Deferred capital and other losses	(99,492)	(214,587)
Accumulated realized capital gains (losses)	1,907,598	(25,962,472)
Net unrealized appreciation (depreciation)	22,561,182	(610,302)
	$24,369,288	$(26,763,960)

Under current law, capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For disclosure purposes, these deferrals are included in “Deferred capital and other losses” above.

As of June 30, 2025, deferred capital and other losses noted above consist of:

	Post-October Capital Losses	Late Year Ordinary Losses
Value Fund	$—	$99,492
Income Fund	214,587	—

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)

NOTE 9. CAPITAL LOSS CARRYFORWARDS

At June 30, 2025, for federal income tax purposes, the Funds have capital loss carryforwards, in the following amounts:

	Value Fund	Income Fund
No expiration – short-term	$—	$8,731,341
No expiration – long-term	—	17,231,131
	$—	$25,962,472

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. During the year ended June 30, 2025, the Funds did not utilize any capital loss carryforwards.

NOTE 10. STRUCTURED NOTES

The Income Fund invests in certain structured products, including interest rate or index-linked notes. These structured notes are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer. It is impossible to predict whether the referenced factor (such as an index or interest rate) or prices of the underlying securities will rise or fall. The actual trading prices of structured notes may be significantly different from the principal amount of the notes. If the Fund sells the structured notes prior to maturity, it may lose some of its principal. At final maturity, structured notes may be redeemed in cash or in kind, which is at the discretion of the issuer. If the notes are redeemed in kind, the Fund would receive shares of stock at a depressed price.

In the case of a decrease in the value of the underlying asset, the Fund would receive shares at a value less than the original amount invested; while an increase in the value of an underlying asset will not increase the return on the note.

At December 31, 2025, the aggregate value of such securities amounted to $1,771,762 or 14.10% of the net assets of the Income Fund.

NOTE 11. RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Valuation Designee, subject to oversight by the Board. The Income Fund has acquired securities, the sale of which is restricted under Rule 144A or Regulation S of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)

NOTE 11. RESTRICTED SECURITIES (continued)

At December 31, 2025, the aggregate value of such securities amounted to $1,251,045 or 9.95% of the net assets of the Income Fund.

	Acquisition Date		Principal Amount	Amortized Cost	Value
Bausch Health Cos., Inc., 11.000%, Due 09/30/2028, 144A	12/19/2024		$500,000	$486,497	$517,920
Staples, Inc., 10.750%, due 04/15/2027, 144A	4/12/2021	(a)	750,000	749,480	733,125
				$1,235,997	$1,251,045

(a)	Additional purchases were made on 6/3/2021 and 12/29/2021.

NOTE 12. SUBSEQUENT EVENTS

On January 15, 2026, the Income Fund declared a dividend of $62,435, which was paid on January 15, 2026.

On February 17, 2026 the Income Fund declared a dividend of $125,311, which was paid on February 17, 2026.

Management has evaluated subsequent events through the issuance of the financial statements and has noted no other such events that would require disclosure.

NOTE 13. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

NOTE 14. REGULATORY UPDATES

In September 2023, the SEC adopted a final rule relating to "Names Rule" under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets' treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. The amendments became effective in December 2023. Following a recent extension by the SEC, fund groups with net assets of $1 billion or more must comply by June 11, 2026, while smaller fund groups (less than $1 billion in net assets) have until December 11, 2026. Management adopted an 80% investment policy for the Value Fund, requiring it to invest at least 80% of the value of its assets in “Value” investments on October 28, 2025.

IMS FAMILY OF FUNDS
OTHER INFORMATION
December 31, 2025 (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You can find the Funds’ prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at http://www.imsfunds.com/resources/. You may call toll-free at (877) 244-6235 to request a copy of the SAI or to make shareholder inquiries.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 244-6235; and on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (877) 244-6235; and on the SEC’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. For the six months ended December 31, 2025, certain distributions paid by the Funds may be subject to a maximum tax rate of 20%. The Value Fund and Income Fund intend to designate up to a maximum amount of $1,907,599 and $491,840, respectively, as taxed at a maximum rate of 20%.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2026 to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their own tax advisors.

360 FUNDS

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Pinnacle Wealth Advisors, Inc.

9200 SE Sunnybrook Blvd.

Suite 170

Clackamas, OR 97015

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker, LLP

Two Liberty Place

50 South 16th Street

Suite 2900

Philadelphia, PA 19102-2529

LEGAL COUNSEL

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

CUSTODIAN BANK

Huntington National Bank
41 South Street
Columbus, OH 43125

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

There were no changes in or disagreements with Accountants on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the six months ended December 31, 2025.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

On September 30, 2025, a Special Meeting of Shareholders of the Trust (the “Special Meeting”) was held for the purpose of voting on the following proposals:

Proposal 1: To approve a new investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser. No investment advisory fee increase is proposed.

Proposal 2: To approve a new expense limitation agreement between the Funds and the Adviser, including the Adviser’s ability to recoup amounts that IMSCM previously waived or reimbursed under the current expense limitation agreement. No other changes to the current expense limitation agreement are proposed.

The total number of shares of the Funds present, in person or by proxy, represented approximately 60.16% and 57.03% of the Value Fund’s and Income Fund’s shares, respectively, entitled to vote at the Special Meeting. The shareholders of the Funds voted to approve Proposal 1 and Proposal 2. The votes cast by the Funds’ shareholders with respect to Proposal 1 and Proposal 2 were as follows:

Value Fund	For	Against	Abstain
Proposal 1	830,356	—	—
Proposal 2	830,356	—	—

Income Fund	For	Against	Abstain
Proposal 1	3,511,328	—	—
Proposal 2	3,511,328	—	—

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Trustee fees paid by the Funds are within Item 7. Statements of Operations as Trustee fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a special meeting of the Board held on August 26, 2025 (the “Meeting”), the Board considered the approval of the Advisory Agreement between the Trust and Pinnacle Wealth Advisors, Inc. (“Pinnacle”) for the Value Fund and the Income Fund.

Legal Counsel (“Counsel”) reviewed a memorandum with the Board that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the New Advisory Agreement. He also discussed with the Trustees the types of information and factors that they should consider to make an informed decision regarding the approval of the New Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Pinnacle; (ii) the investment performance of the Funds and Pinnacle; (iii) the costs of the services to be provided and profits to be realized by Pinnacle from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grows and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (v) the Pinnacle’s practices regarding possible conflicts of interest (collectively, the “Material Factors”).

In assessing these factors and reaching its decisions, the Board considered information furnished by Pinnacle at this Meeting and information provided by IMSCM throughout the year at Board meetings, including at the April Board meeting during IMS’ last 15(c) renewal.  The Board requested and was provided with information and reports relevant to the approval of the New Advisory Agreement, including: (i) reports regarding the services and support provided to the Funds and thier shareholders by Pinnacle; (ii) quarterly assessments of the investment performance of the Funds from the portfolio management team; (iii) periodic commentary on the Funds’ performance; (iv) presentations about Pinnacle’s investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the Funds and Pinnacle; (vi) disclosure information contained in the registration statement of the Trust; and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the New Adviosry Agreement, including the Material Factors set forth above.

The Board also requested and recieved various informational materials including, without limitation: (i) documents about Pinnacle, including its financial condition, a description of personnel and the services provided to the Funds, information on investment advice, performance, summaries of Funds’ expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; and (iii) the benefits to be realized by Pinnacle from its relationship with the Funds.  In addition, the Board had an extensive discussion with Pinnacle regarding the matters discussed below.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

The Board did not identify any particular information that was most relevant to its consideration of approving the New Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the New Advisory Agreement, the Trustees considered numerous factors, including:

1.       The nature, extent, and quality of Pinnacle’s services.

The Board considered Pinnacle’s contractual duties and responsibilities and its services to the Funds, including, without limitation, Pinnacle’s processes for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations; its coordination of services for the Funds among the Funds’ service providers; and its efforts to promote the Funds, grow assets, and assist in the distribution of each Fund’s shares. The Board noted that the Funds’ investment objective, strategy, and portfolio manager would remain the same, and the transaction would have minimal impact on the portfolio management process. The Board considered Pinnacle’s personnel and operating methods, succession plans, the education and experience of its staff, and its compliance program. The Board noted that all of the current investment adviser’s staff would join Pinnacle, which would adopt the current investment adviser’s portfolio management, operational, and compliance procedures related to the Funds. The Board also considered Pinnacle’s commitment to dedicating appropriate resources to support the Funds’ operations, if needed. Overall, the Board noted that the services provided by Pinnacle to the Funds under the New Advisory Agreement are expected to be the same as under the Current Advisory Agreement. After reviewing the preceding and further information from Pinnacle, the Board concluded that the nature, extent, and quality of the services to be provided by the Adviser were satisfactory and adequate for the Funds.

2.       Investment Performance of the Funds.

The Board considered that the portfolio management team of the Funds under the Current Advisory Agreement has been with the Funds since August 2018 and will continue to manage the Funds once the transaction occurs. The Board compared the short- and long-term performance of each Fund with the performance of its benchmark, comparable funds with similar objectives and size managed by other investment advisers (its “peer group”), and comparable funds of different sizes but with similar objectives (its “category”).

Relative to its benchmark, the S&P 500® Index, the Value Fund outperformed for the three-year period and underperformed for the year-to-date, five, and ten-year periods. The Value Fund outperformed its peer group during the three-year period and most of its peers’ results for the year-to-date, five, and ten-year periods, each ending July 31, 2025. Relative to its category averages, the Value Fund overperformed for the year-to-date but underperformed in all other periods.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

For the Income Fund, the Board noted that relative to its benchmark, the Bloomberg Barclays U.S. Aggregate Bond® Index, it had overperformed for the year-to-date, three, and five-year periods but lagged for the ten-year period. Relative to its peers, the Income Fund had underperformed for the ten-year period and had mixed performance for the year-to-date, three, and five-year periods, each ending July 31, 2025. Relative to its category, the Income Fund underperformed the category average for all periods.

It was also noted that Pinnacle has no separate accounts or institutional clients that utilize strategies similar to each Fund. Based on the preceding, the Board concluded that the investment performance information presented for the Funds was satisfactory.

3.       The costs of services to be provided and profits to be realized by Pinnacle from its relationship with the Funds.

The Board considered Pinnacle’s staffing, personnel, and methods, Pinnacle’s financial condition and commitment to the Funds, and its asset levels and overall expenses.  The Board considered Pinnacle’s financial statements and the financial stability and productivity of the firm. The Trustees considered the fees and expenses of the Funds (including the management fee) relative to their category averages and medians, each as of August 21, 2025. The Board noted that each Fund’s management fee and net expense ratios were above their respective category average and median but substantially below the maximum and, therefore, within a reasonable range in their category.

The Trustees recognized that the Funds are substantially smaller than most of their category constituents, which affects the net expense ratios of the Funds and Pinnacle’s ability to provide breakpoints in its management fee. The Trustees noted that regarding the Funds, Pinnacle has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, to limit its annual operating expenses (with industry-standard exceptions) to not more than 1.95% through October 31, 2027. The Board also noted that while Pinnacle will realize a profit for managing the Funds, the amount was reasonable and within a range that would have reflected an arm’s length negotiation.

The Board then reviewed Pinnacle’s estimated profitability analysis for the Funds. The Board determined that the advisory fee, which would not change because of the transaction, was within an acceptable range considering the services to be rendered by Pinnacle. Following this analysis, further consideration, and discussion of the preceding, the Board concluded that the management fee and Pinnacle’s projected profitability were fair and reasonable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

4.       The extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Board considered the Funds’ proposed fee arrangements with Pinnacle.  The Trustees determined that although the management fee would stay the same as asset levels increased, the Funds’ shareholders would benefit from the expense limitation arrangement.  The Board noted that while a breakpoint schedule in the New Advisory Agreement would be beneficial, such a feature only has benefits if the Funds’ assets were enough to realize the effect of the breakpoint.  The Trustees further noted that lower expenses for the Funds’ shareholders are realized immediately with the expense limitation arrangements with Pinnacle.  The Board also noted that the Funds were at such levels that the expense limitation arrangement benefits the Funds’ shareholders. The Board considered Pinnacle’s request to recoup previously waived fees or reimbursed expenses under the Current Expense Limitation Agreement. The Board determined that, given the continuity of management and neutral economic impact on shareholders, the proposal should be submitted to them for approval. Following further discussion of the Funds’ asset levels, expectations for growth, and proposed fees, the Board determined that the Funds’ fee arrangements, considering all the facts and circumstances, were fair and reasonable and that the expense limitation arrangement provided savings and protection for the benefit of the Funds’ investors.

5.       Possible conflicts of interest and benefits derived by Pinnacle.

The Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Funds, the fact that Pinnacle may utilize soft dollars, the basis of decisions to buy or sell securities for the Funds, and the substance and administration of Pinnacle’s code of ethics. Based on the preceding, the Board determined that Pinnacle’s standards and practices for identifying and mitigating possible conflicts of interest were satisfactory.

Regarding Pinnacle’s potential conflicts of interest, the Board considered (i) the experience and ability of the advisory and compliance personnel assigned to the Funds; and (ii) the substance and administration of Pinnacle’s code of ethics and other relevant policies described in its compliance manual and Form ADV. It also considered the results of the Adviser’s most recent SEC examination, which did not reveal any material deficiencies or control weaknesses. The Board, including the Independent Trustees, determined that the Adviser’s compliance policies and operational controls were reasonably designed to eliminate or mitigate these conflicts of interest.

In considering the New Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the numerous factors. The Board reached the following conclusions regarding the New Advisory Agreement, among others: (a) Pinnacle demonstrated that it possesses the capability and resources to perform the duties required of it under the New Advisory Agreement; (b) Pinnacle maintains an appropriate compliance program; and (c) each Fund’s advisory fee is reasonable considering Pinnacle’s proposed services. Based on their conclusions, the Board, including the Independent Trustees, determined that approval of the New Advisory Agreement is in the best interests of each Fund and its future shareholders.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Fund is an open-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable

ITEM 19.	EXHIBITS

(a)(1)	Not Applicable.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable.

(a)(4)	Not Applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By: Randy Linscott
Principal Executive Officer
Date: March 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By: Randy Linscott
Principal Executive Officer
Date: March 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer
Date: March 5, 2026